SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Feb. 07, 2020
Earnings per share [line items]
Number of shares issued and fully paid, shares	265,619,627	265,447,603
Number of shares authorized to be repurchased renewal, shares			5,321,474
Stock repurchased and retired during period, shares	1,493,331	3,671,900
Stock repurchased and retired during period, per shares	$ 33.22	$ 25.70
Repurchase of common shares	$ 49.6	$ 94.4
Premium on repurchase of common shares	$ 45.8	$ 85.6
Antidilutive securities excluded from computation of earnings per share, shares	1,293,200	1,722,800
Dividends	$ 114.3	$ 103.9
Dividends (in CAD per share)	$ 0.43	$ 0.39